LONG-TERM INVESTMENTS - Components (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
LONG-TERM INVESTMENTS
Equity investment accounted for using the equity method	$ 24,989,651	$ 771,520
Equity investment without readily determinable fair value measured at Measurement Alternative	22,395	23,232
Total	$ 25,012,046	$ 794,752